INVENTORIES (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Inventories
Raw materials and supplies	$ 484		$ 374
Work in progress	98		92
Finished goods	1,311		1,162
Total	1,893		1,628
LIFO reserves	(74)		(89)
Net	1,819	[1]	1,539	[1]
Percentage of inventories recorded using the LIFO cost method	11.00%		12.00%
Inventory - non-monetary open exchange
Inventories
Total	$ 6		$ 3

[1]	At December 31, 2012 and 2011, respectively, $28 and $44 of cash and cash equivalents, $9 and $2 of restricted cash, $38 and $29 of accounts and notes receivable (net), $55 and $47 of inventories, nil and $1 of other current assets, $378 and $403 of property, plant and equipment (net), $19 and $23 of intangible assets (net), $28 and $21 of other noncurrent assets, $76 and $55 of accounts payable, $26 and $21 of accrued liabilities, $193 and $16 of current portion of debt, $77 and $264 of long-term debt, and $101 and $111 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."